Acquisition -Odt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisition -Odt [Text Block]

Note 2 – Acquisition - ODT

In connection with the RTO described above and prior to the acquisition, ODT had no business and did not meet the definition of a business under ASC 805, “Accounting for Business Combinations”. Accordingly, the reverse takeover of ODT by RS has been accounted for as a capital transaction, in respect of which the net assets of ODT on March 24, 2010 were accounted for as a recapitalization of RS. A breakdown of ODT’s net assets as at March 24, 2010 is as follows:

March 24, 2010
Total assets – cash only	$14,910
Total liabilities	(5,911)

Net assets acquired	$8,999

Note 2 – Acquisition - ODT

In connection with the RTO described above and prior to the acquisition, ODT had no business and did not meet the definition of a business under ASC 805, “Accounting for Business Combinations”. Accordingly, the reverse takeover of ODT by RS has been accounted for as a capital transaction, in respect of which the net assets of ODT on March 24, 2010 were accounted for as a recapitalization of RS. A breakdown of ODT’s net assets as at March 24, 2010 is as follows:

March 24, 2010
Total assets – cash only	$14,910
Total liabilities	(5,911)

Net assets acquired	$8,999